Financial Instruments - Analysis of Fair Value of Financial Instruments Carried at Amortised Cost (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	£ 211,259	£ 212,178
Loans and advances to banks	1,585	2,004
Reverse repurchase agreements - non trading	18,197	19,599
Assets held for sale	2,645	0
Deposits by customers	191,835	193,088
Deposits by banks	20,494	20,973
Repurchase agreements - non trading	14,089	15,848
Debt securities in issue	36,323	43,679
Subordinated liabilities	2,513	2,556
Liabilities held for sale	3,912	0
Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	269,044	276,144
Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	234,057	234,944
Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	191,835	193,088
Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	20,494	20,973
Repurchase agreements - non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	14,089	15,848
Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	36,323	43,679
Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	2,513	2,556
Liabilities held for sale | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Liabilities held for sale	3,790	0
Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	211,259	212,178
Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	1,585	2,004
Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	18,197	19,599
Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	530	1,163
Assets held for sale | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Assets held for sale	2,486	0
Fair value | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	270,781	278,039
Fair value | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	236,930	237,534
Fair value | Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	191,914	193,211
Fair value | Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	20,494	20,982
Fair value | Repurchase agreements - non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	14,088	15,847
Fair value | Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	37,415	44,930
Fair value | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	3,080	3,069
Fair value | Liabilities held for sale | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Liabilities held for sale	3,790	0
Fair value | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	214,115	214,730
Fair value | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	1,585	2,004
Fair value | Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	18,198	19,608
Fair value | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	539	1,192
Fair value | Assets held for sale | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Assets held for sale	£ 2,493	£ 0